Note 5 - Advances for Vessels Under Construction and Acquisitions (Tables)	12 Months Ended
Dec. 31, 2015
Advances For Vessels Under Construction And Acquisitions [Abstract]
Advances for Vessels Under Construction and Acquisitions [Table Text Block]
Balance, December 31, 2013	70,577,435
Advances for vessels under construction and acquisitions	124,973,343
Capitalized interest	2,113,297
Capitalized expenses	2,805,342
Vessels delivered	(101,459,533)
Vessels cancelled (Note 3)	(10,044,799)

Balance, December 31, 2014	88,965,085
Advances for vessels under construction and acquisitions	148,318,231
Capitalized interest	1,822,443
Capitalized expenses	5,085,534
Vessels delivered	(200,159,411)

Balance, December 31, 2015	44,031,882